Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Net change on available-for-sale investments		Pension and post-employment actuarial changes	Total
Balance, January 1, 2017	$(25,921)	$53,740	$65		$(10,833)	$17,051
OCI (loss) before reclassifications	(21,780)	8,004	—		600	(13,176)
Amounts reclassified	—	(6,378)	(65)		(224)	(6,667)
Net current period OCI	(21,780)	1,626	(65)		376	(19,843)
Balance, December 31, 2017	$(47,701)	$55,366	$—		$(10,457)	$(2,792)
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))	—	11,657	—		(1,032)	10,625
OCI before reclassifications	(26,488)	1,567	—		2,046	(22,875)
Amounts reclassified	—	(4,257)	—	—	(86)	(4,343)
Net current period OCI	$(26,488)	$(2,690)	$—		$1,960	$(27,218)
Balance, December 31, 2018	$(74,189)	$64,333	$—		$(9,529)	$(19,385)